Lease (Details) - Schedule of supplemental noncash information - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental noncash information [Abstract]
Operating lease liabilities arising from obtaining ROU assets	¥ 150,486	¥ 11,902	¥ 315,027